EQUITY - Common stock issued for consulting services (Details) - USD ($)	Nov. 03, 2021	Oct. 22, 2021	Dec. 31, 2022	Mar. 31, 2022	Nov. 09, 2021	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Common stock, par value (in dollar per share)			$ 0.0001	$ 0.0001		$ 0.0001
Common Stock issued as compensation			7,693,040	6,186,783		4,978,073
Consulting Agreement With Jolly Good River Group Limited
Class of Warrant or Right [Line Items]
Service period for advisory services		12 months
Shares of common stock issued to a consultant for services to be rendered		100,000
Common stock, par value (in dollar per share)		$ 0.0001
Common Stock issued as compensation					100,000
Consulting Fee	$ 653,000
Consulting Agreement With Jolly Good River Group Limited | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Shares of common stock issued to a consultant for services to be rendered		1,000,000
Common Stock issued as compensation					1,000,000